Acquisitions (Narrative) (Details) (USD $)	3 Months Ended																12 Months Ended					0 Months Ended	12 Months Ended				12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Oct. 25, 2013 Boise Inc.	Dec. 31, 2013 Boise Inc.	Dec. 31, 2013 Damage Prevention Company	Nov. 08, 2013 Damage Prevention Company		Dec. 31, 2012 Packaging Specialists	Dec. 31, 2013 Nonrecurring Acquisition-Related Costs Boise Inc.	Sep. 30, 2013 Nonrecurring Acquisition-Related Costs Boise Inc.	Dec. 31, 2013 Nonrecurring Acquisition-Related Costs Other Expense, Net Boise Inc.	Dec. 31, 2013 Nonrecurring Acquisition-Related Costs Included in Boise's Income From Operations Boise Inc.	Dec. 31, 2013 Acquisition-Related Debt Financing Costs Boise Inc.	Sep. 30, 2013 Acquisition-Related Debt Financing Costs Boise Inc.	Dec. 31, 2013 Acquisition-Related Debt Financing Costs Interest Expense Boise Inc.	Dec. 31, 2013 Acquisition Inventory Step-Up Included in Boise's Income From Operations Boise Inc.	Dec. 31, 2013 Integration-Related and Other Costs Boise Inc.	Dec. 31, 2013 Integration-Related and Other Costs Boise Inc.	Dec. 31, 2013 Integration-Related and Other Costs Included in Boise's Income From Operations Boise Inc.
Business Acquisition [Line Items]
Outstanding stock and voting equity interests acquired																						100.00%
Business acquisition, cost of acquired entity																							$ 2,100,000,000	$ 6,300,000			$ 35,400,000
Goodwill	526,789,000								67,160,000								526,789,000		67,160,000		58,214,000	458,579,000 [1]			1,100,000	[1]
Outstanding common stock acquired, price per share																						$ 12.55
Business acquisition, cost of acquired entity, cash paid																							1,200,000,000
Cash acquired from acquisition																						121,700,000
Business acquisition, debt assumed																							829,800,000
Operating Income (Loss)	122,896,000	[2],[3]	142,782,000	[2],[4]	110,197,000	[2],[5]	106,000,000	[2]	94,899,000	[2],[6]	91,892,000	[2],[7]	85,003,000	[2],[7]	165,809,000	[2],[8]	481,875,000	[2],[9]	437,603,000	[2]	274,021,000							(15,800,000)	(1,500,000)	(17,200,000)	(400,000)				(21,500,000)	(17,400,000)	(17,400,000)	(14,600,000)
Interest expense, net																	(58,275,000)	[10],[9]	(62,900,000)	[11]	(29,245,000)											(8,900,000)	(2,700,000)	(11,600,000)
Boise net sales revenue since acquisition date																							448,000,000
Boise income from operations since acquisition																							$ 3,500,000

[1]	Goodwill is the excess of purchase price over the fair value of tangible and identifiable intangible assets acquired and liabilities assumed. Goodwill generated from the acquisition is primarily attributable to expected synergies and the assembled workforce. Goodwill recognized in the transaction is not deductible for income tax purposes; however, we assumed $1.9 million of goodwill that Boise had been amortizing in connection with previous acquisitions, which we will continue to amortize and deduct for income tax purposes.
[2]	Amounts have been adjusted for the change in inventory accounting method from LIFO to average cost.
[3]	Includes Boise's results for the period of October 25, 2013, through December 31, 2013. The quarter also includes $166.0 million of income tax benefits from the reversal of the reserves for unrecognized tax benefits from alternative energy tax credits ($1.70 per diluted share), partially offset by $21.5 million of expense for the acquisition inventory step-up ($13.6 million after tax or $0.14 per diluted share), $15.8 million of acquisition-related costs ($10.0 million after tax or $0.10 per diluted share), $8.9 million of acquisition-related financing costs ($5.6 million after tax or $0.06 per diluted share), and $17.4 million of integration-related and other costs ($11.0 million after tax or $0.11 per diluted share).
[4]	Includes a $3.1 million non-cash pension curtailment charge ($2.0 million after tax or $0.02 per diluted share), $1.5 million of acquisition-related costs ($1.0 million after tax or $0.01 per diluted share), and $2.7 million of acquisition-related financing costs ($1.8 million after tax or $0.02 per diluted share).
[5]	Includes a $7.8 million non-cash pension curtailment charge ($5.0 million after tax or $0.05 per diluted share).
[6]	Includes $3.4 million of income from state income tax adjustments ($0.03 per diluted share), partially offset by $2.0 million of plant closure charges ($1.4 million after tax or $0.01 per diluted share).
[7]	The second and third quarters of 2012 include debt refinancing charges of $3.7 million ($2.5 million after tax or $0.03 per diluted share) and $21.1 million ($13.5 million after tax or $0.14 per diluted share), respectively.
[8]	During the first quarter of 2012, PCA amended its 2009 federal income tax return to reduce the gallons claimed as cellulosic biofuel producer credits previously recorded as a tax benefit and to increase those gallons claimed as alternative fuel mixture credits previously recorded as income. The increase in gallons claimed as alternative fuel mixture credits resulted in income of $95.5 million. The decrease in gallons claimed as cellulosic biofuel producer credits resulted in a decrease in tax benefits of $118.5 million, for a total decrease in net income of $23.0 million ($0.24 per diluted share).
[9]	On October 25, 2013, we acquired Boise. The 2013 results include Boise for the period of October 25 through December 31, 2013.
[10]	Includes $10.5 million of expenses for financing the acquisition and $1.1 million of expense for the write-off of deferred financing costs.
[11]	Includes $24.8 million of debt refinancing charges, including the $21.3 million redemption premium, the $3.4 million charge to settle the treasury lock prior to its maturity, and $0.1 million of other items.